Financial risk management (Detail 4) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	R$ 91,241,539	R$ 70,329,306
Financial liabilities by contractual term	84,586,091	64,325,687
Financial assets (liabilities)	6,655,448	6,003,619
Cash and cash equivalents	3,801,513	1,108,394	R$ 4,259,379	R$ 1,331,648
Loans and advances to banks	4,600,218	6,194,960
Mandatory reserve deposits at central banks	7,867,658	5,285,402
Financial assets	29,010,323	23,899,551
Derivative financial assets	58,915	563
Loans and advances to customers, net of provisions for expected loss	45,251,104	33,327,355
Other financial liabilities	118,550	113,690
Other financial assets	651,808	513,081
Deposits from banks accrued payable and repurchase agreements and cash collateral on securities lent	14,585,704	11,319,577
Deposits from customers	54,883,084	42,803,229
Securities issued.	14,127,144	9,890,219
Derivative financial liabilities	54,114	70,048
Borrowings	817,495	128,924
Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	18,193,977
Financial liabilities by contractual term	34,691,088
Financial assets (liabilities)	(16,497,111)
Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	7,631,835
Financial liabilities by contractual term	5,573,066
Financial assets (liabilities)	2,058,769
Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	12,530,167
Financial liabilities by contractual term	7,772,936
Financial assets (liabilities)	4,757,231
Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	24,395,894
Financial liabilities by contractual term	35,482,651
Financial assets (liabilities)	(11,086,757)
Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	28,489,666
Financial liabilities by contractual term	1,066,350
Financial assets (liabilities)	27,423,316
Financial assets	7,728,309	R$ 5,827,002
Liabilities with financial institutions | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	19,882,715
Liabilities with financial institutions | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	2,714,755
Liabilities with financial institutions | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	5,222,151
Liabilities with financial institutions | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	27,063,463
Liabilities with customer | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	14,517,220
Liabilities with customer | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	21,412
Liabilities with customer | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	47,072
Securities issued | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	287,004
Securities issued | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	2,788,361
Securities issued | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	2,213,720
Securities issued | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	7,772,061
Securities issued | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	1,065,998
Derivatives | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	4,149
Derivatives | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	48,538
Derivatives | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	271
Derivatives | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	1,156
Long-term borrowings | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	285,089
Long-term borrowings | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	532,054
Long-term borrowings | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	352
Other liabilities | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	4,633
Other liabilities | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	113,917
Cash and cash equivalents | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	3,801,513
Amounts due from financial institutions | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	4,600,218
Deposits at Central Bank of Brazil [Member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	7,867,658
Securities [Member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	612,626
Securities [Member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	1,602,869
Securities [Member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	3,120,725
Securities [Member] | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	15,945,794
Securities [Member] | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	7,728,309
Derivative financial instruments [Member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	55,195
Derivative financial instruments [Member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	2,806
Derivative financial instruments [Member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	914
Loans and advances to customers | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	1,256,767
Loans and advances to customers | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	5,864,069
Loans and advances to customers | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	9,408,528
Loans and advances to customers | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	8,329,862
Loans and advances to customers | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	20,391,878
Other assets [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	162,091
Other assets [member] | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	120,238
Other assets [member] | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	R$ 369,479